Condensed Consolidated Statement of Shareholders' Equity and Contingently Redeemable Common Stock - USD ($) $ in Thousands	Total	Redeemable Common Stock [Member]	Common Class A [Member]	Common Class B [Member]	APIC [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Stock Subscription [Member]	Treasury Stock, Common [Member]	Common Stock [Member]
Balance at Oct. 31, 2013	$ 202,603				$ 194,563	$ 8,878	$ 14	$ (127)	$ (725)
Balance, shares at Oct. 31, 2013			6,954,960	42,684,320
Net income	1,488					1,488
Other comprehensive income	80						80
Stock-based compensation expense	643				643
Redemption of common shares	(3,125)								(3,125)
Redemption of common shares, shares			(657,040)
Payments received on share subscription receivable	79							79
Change in value of contingently redeemable common stock	(2,024)					(2,024)
Reclassification of contingently redeemable common stock to permanent equity	$ 3,355				3,355
Reclassification of contingently redeemable common stock to permanent equity, shares		(695,520)	695,520
Issuance of contingently redeemable common stock					(1,093)				1,093
Exercise of common stock options, shares	0
Balance at Oct. 31, 2014	$ 203,099				197,468	8,342	94	(48)	(2,757)
Balance, shares at Oct. 31, 2014			6,993,440	42,684,320
Temporary equity balance at Oct. 31, 2013	$ 13,894
Temporary equity balance, shares at Oct. 31, 2013	3,184,880
Change in value of contingently redeemable common stock	$ 2,024
Reclassification of contingently redeemable common stock to permanent equity	(3,355)
Issuance of contingently redeemable common stock	$ 2,855
Issuance of contingently redeemable common stock, shares	577,200
Temporary equity balance at Oct. 31, 2014	$ 15,418
Temporary equity balance, shares at Oct. 31, 2014	3,066,560
Net income	$ 22,877					22,877
Other comprehensive income	(120)						(120)
Stock-based compensation expense	828				828
Redemption of common shares	(4,050)				(269)				(3,781)
Redemption of common shares, shares			(599,120)
Dividends paid on subsidiary preferred shares upon cancellation	(186)					(186)
Payments received on share subscription receivable	48							$ 48
Change in value of contingently redeemable common stock	(6,426)					(6,426)
Reclassification of contingently redeemable common stock to permanent equity	$ 8,494				8,494
Reclassification of contingently redeemable common stock to permanent equity, shares		(1,392,640)	1,392,640
Issuance of contingently redeemable common stock					(1,897)				1,897
Exercise of common stock options, shares	0
Balance at Oct. 31, 2015	$ 224,564				204,624	24,607	(26)		(4,641)
Balance, shares at Oct. 31, 2015			7,786,960	42,684,320
Change in value of contingently redeemable common stock	6,426
Reclassification of contingently redeemable common stock to permanent equity	(8,494)
Issuance of contingently redeemable common stock	$ 2,000
Issuance of contingently redeemable common stock, shares	390,320
Temporary equity balance at Oct. 31, 2015	$ 15,350
Temporary equity balance, shares at Oct. 31, 2015	2,064,240
Net income	$ 30,193					30,193
Other comprehensive income	65						65
Stock-based compensation expense	1,445				1,445
Redemption of common shares	(11,401)				(717)				(10,684)
Redemption of common shares, shares			(1,312,720)
Retirement of treasury stock					(2,896)	(12,429)			$ 15,325
Change in value of contingently redeemable common stock	(10,716)					(10,716)
Reclassification of contingently redeemable common stock to permanent equity	$ 3,773				3,773
Reclassification of contingently redeemable common stock to permanent equity, shares		(456,480)	456,480
Exercise of common stock options, shares	0
Balance (Scenario, Previously Reported [Member]) at Oct. 29, 2016					206,229
Balance at Oct. 29, 2016	$ 237,923		$ 7	$ 43	206,179	31,655	39
Balance, shares at Oct. 29, 2016			6,930,720	42,684,320
Change in value of contingently redeemable common stock	10,716
Reclassification of contingently redeemable common stock to permanent equity	(3,773)
Temporary equity balance at Oct. 29, 2016	$ 22,293
Temporary equity balance, shares at Oct. 29, 2016	1,607,760
Net income	$ 8,701					8,701
Other comprehensive income	(136)						(136)
Stock-based compensation expense	4,948				4,948
Change in value of contingently redeemable common stock	(13,078)					(13,078)
Reclassification of contingently redeemable common stock to permanent equity	35,371		$ 2		35,369
Reclassification of contingently redeemable common stock to permanent equity, shares		(1,607,760)	1,607,760
Reclassification of liability awards	26,485				26,485
Net proceeds from initial public offering	253,593				253,581					$ 12
Net proceeds from initial public offering, shares										12,500,000
Reclassification of shares of common stock			$ (9)	$ (43)						$ 52
Reclassification of shares of common stock, shares			(8,538,480)	(42,684,320)						51,222,800
Exercise of common stock options	321				321
Exercise of common stock options, shares										80,000
Dividends declared on common stock	(6,379)					(6,379)
Rounding of partial shares held prior to stock split, shares										(5)
Balance at Jul. 29, 2017	547,749				$ 526,883	$ 20,899	$ (97)			$ 64
Balance, shares at Jul. 29, 2017										63,802,795
Change in value of contingently redeemable common stock	13,078
Reclassification of contingently redeemable common stock to permanent equity	(35,371)
Temporary equity balance at Jul. 29, 2017	$ 0
Temporary equity balance, shares at Jul. 29, 2017	0